STATEMENT OF CASH FLOWS (Details) - Schedule of obtained (payments) of flows related to financing - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
STATEMENT OF CASH FLOWS (Details) - Schedule of obtained (payments) of flows related to financing [Line Items]
Capital raising	$ 7,217,900	$ 661,609
Payments Capital	(8,891,330,000)	(566,414,000)
Payments Interest	(521,716,000)	(104,621,000)
Aircraft financing [Member]
STATEMENT OF CASH FLOWS (Details) - Schedule of obtained (payments) of flows related to financing [Line Items]
Capital raising
Payments Capital	(331,292,000)	(463,048,000)
Payments Interest	(52,088,000)	(63,763,000)
Lease Liability [Member]
STATEMENT OF CASH FLOWS (Details) - Schedule of obtained (payments) of flows related to financing [Line Items]
Capital raising
Payments Capital	(131,917,000)	(103,366,000)
Payments Interest	(49,075,000)	(17,768,000)
Non-aircraft financing [Member]
STATEMENT OF CASH FLOWS (Details) - Schedule of obtained (payments) of flows related to financing [Line Items]
Capital raising	7,217,900	661,609
Payments Capital	(8,428,121,000)
Payments Interest	$ (420,553,000)	$ (23,090,000)